Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss) / income	$ 1,115,989	$ (6,605,850)	$ (15,627,504)
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation of vessels	18,348,556	17,979,750	19,092,384
Amortization of deferred charges	144,815	108,569	110,504
Amortization of fair value of time charters	(1,318,211)	(2,106,416)	(3,626,762)
Loss on sale of vessels			8,959,321
Share-based compensation	568,488	696,117	820,189
Investment in trading securities, net			741,248
(Gain) / loss on trading securities	235,750	173,375	(406,118)
Unrealized loss / (gain) on derivatives	650,853	(8,223,804)	7,626,918
Loss in investment in joint venture	2,415	538,833
(Increase)/decrease in:
Trade accounts receivable	192,875	86,952	(416,818)
Prepaid expenses	6,149	(85,896)	55,965
Other receivables	2,576,022	(6,454,329)	532,133
Inventories	(818,279)	80,982	142,735
Other deposits	(246,000)	12,376,119	(12,376,119)
Due from related companies	(208,704)		4,678,750
Increase/(decrease) in:
Due to related companies	(1,594,773)	178,393	1,416,380
Trade accounts payable	(2,064,168)	2,207,566	(243,112)
Accrued expenses	(427,807)	932,075	(356,615)
Deferred revenue	153,703	866,553	(3,285,819)
Net cash provided by operating activities	17,317,673	12,748,989	7,837,660
Cash flows from investing activities:
Purchase of vessels including improvements		(16,121,360)	(62,224,639)
Investment in joint venture		(15,000,000)
Insurance proceeds	1,793,832		667,839
Change in restricted cash	102,603	1,914,516	(709,966)
Proceeds from sale of vessels			16,668,001
Net cash provided by (used in) investing activities	1,896,435	(29,206,844)	(45,598,765)
Cash flows from financing activities:
Issuance of share capital			4,023
Proceeds from shares issued			645,242
Offering expenses paid	(148,392)	(99,814)	(197,193)
Dividends paid	(8,442,371)	(6,863,112)	(10,849,609)
Loan arrangement fees paid	(220,000)	(160,250)	(208,000)
Proceeds from long-term debts		28,500,000	33,000,000
Repayment of long-term debts	(13,472,000)	(11,630,000)	(17,500,000)
Net cash provided by / (used in) financing activities	(22,282,763)	9,746,824	4,894,463
Net decrease in cash and cash equivalents	(3,068,655)	(6,711,031)	(32,866,642)
Cash and cash equivalents at beginning of year	34,273,518	40,984,549	73,851,191
Cash and cash equivalents at end of year	31,204,863	34,273,518	40,984,549
Cash paid for interest	2,080,479	1,328,563	1,421,193
Non cash items:
Other increase in accrued expenses and deferred charges	243,392	220,000	297,008
Change in accrued dividends	$ 15,350	$ (14,575)	$ (60,000)